CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before non-controlling interests	$ 7,930,418	$ 21,421,847	$ 17,441,570
Other comprehensive income
Foreign currency translation adjustment	6,222,697	2,502,465	196,810
Comprehensive income	14,153,115	23,924,312	17,638,380
Less: Comprehensive income attributable to non-controlling interests	9,165,000	11,081,419	14,954
Comprehensive income attributable to China TopReach Inc.	$ 4,988,115	$ 12,842,893	$ 17,623,426